SBA BRIDGE LOAN PAYABLE (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 14, 2020	Jan. 26, 2020	Oct. 31, 2021	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Proceeds from loan		$ 150,000			$ 150,000	$ 167,900
Econimic Injury Disaster Loan [Member]
Proceeds from loan			$ 10,000	$ 10,000
Express Bridge Loan Pilot Program [Member]
Loan received	$ 10,000
Lender description	This program allows small businesses who have a business relationship with an SBA Express Lender to access up to $25,000 quickly